Series B Debentures, Net of Current Maturities (Details) - Schedule of series B debentures, net of current maturities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of series B debentures, net of current maturities [Abstract]
Series B Debentures	$ 118,778	$ 69,287
Less: Current maturities	(19,796)	(9,898)
Less: Unamortized debt discounts and issuance costs	(306)	(539)
Total	$ 98,676	$ 58,850